UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [X]: Amendment Number: 1
                                               -----

This Amendment (Check only one): [X] is a restatement
                                 [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO         February 6, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           52
Form 13F Information Table Value Total:     $293,514
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                               TITLE
				OF                     VALUE    SHRS OR         INVESTMENT       VOTING AUTHORITY
NAME OF ISSUER                 CLASS      CUSIP       (X$1000)  PRN AMT SH/ PRN DISCRETION  SOLE SHARED NONE
INTERNATIONAL BUSINESS MACHINE	COM	459200101	13,295	72,300	SH	SOLE			72,300
ROYAL DUTCH SHELL PLC - ADR A	ADR	780259206	12,782	174,880	SH	SOLE			174,880
PEPSICO INCORPORATED		COM	713448108	11,806	177,930	SH	SOLE			177,930
BERKSHIRE HATHAWAY		COM	084670108	11,590	101	SH	SOLE			101
PROCTER & GAMBLE CO		COM	742718109	9,345	140,090	SH	SOLE			140,090
UNION PACIFIC CORPORATION	COM	907818108	9,312	87,900	SH	SOLE			87,900
EXXON MOBIL CORPORATION		COM	30231G102	9,125	107,652	SH	SOLE			107,652
PHILIP MORRIS INTERNATIONAL	COM	718172109	8,974	114,350	SH	SOLE			114,350
CATERPILLAR TRACTOR CO		COM	149123101	8,544	94,300	SH	SOLE			94,300
SCHLUMBERGER LTD		COM	806857108	8,481	124,160	SH	SOLE			124,160
3M COMPANY			COM	88579Y101	8,261	101,080	SH	SOLE			101,080
WAL-MART STORES			COM	931142103	7,712	129,042	SH	SOLE			129,042
JM SMUCKER CO			COM	832696405	7,592	97,120	SH	SOLE			97,120
ORACLE CORP			COM	68389X105	7,320	285,380	SH	SOLE			285,380
BHP BILLITON LTD - SPON ADR	ADR	088606108	7,136	101,030	SH	SOLE			101,030
EMERSON ELECTRIC CO		COM	291011104	6,381	136,970	SH	SOLE			136,970
GENERAL ELECTRIC COMPANY	COM	369604103	6,331	353,490	SH	SOLE			353,490
MEDCO HEALTH SOLUTIONS INC	COM	58405U102	6,257	111,930	SH	SOLE			111,930
PRAXAIR INC			COM	74005P104	6,215	58,140	SH	SOLE			58,140
INTEL CORP			COM	458140100	6,151	253,650	SH	SOLE			253,650
PFIZER INC			COM	717081103	5,832	269,500	SH	SOLE			269,500
ABBOTT LABS			COM	002824100	5,741	102,100	SH	SOLE			102,100
VISA INC/A			COM	92826C839	5,687	56,010	SH	SOLE			56,010
MEAD JOHNSON NUTRITION CO	COM	582839106	5,645	82,130	SH	SOLE			82,130
AMETEK INC			COM	031100100	5,639	133,950	SH	SOLE			133,950
ILLINOIS TOOL WORKS		COM	452308109	5,415	115,920	SH	SOLE			115,920
COVIDIEN LTD			COM	G2554F113	5,169	114,850	SH	SOLE			114,850
MERCK & CO.			COM	58933Y105	5,068	134,440	SH	SOLE			134,440
LOWE'S CORP			COM	548661107	4,642	182,900	SH	SOLE			182,900
YUM BRANDS INC			COM	988498101	4,524	76,670	SH	SOLE			76,670
CISCO SYSTEMS INC		COM	17275R102	4,242	234,600	SH	SOLE			234,600
KOHL'S CORP			COM	500255104	4,195	85,000	SH	SOLE			85,000
CME GROUP INC			COM	12572Q105	4,099	16,820	SH	SOLE			16,820
ENBRIDGE INC.			COM	29250N105	4,082	109,120	SH	SOLE			109,120
HEWLETT-PACKARD CO.		COM	428236103	4,016	155,910	SH	SOLE			155,910
HSBC HOLDINGS PLC-SPONS ADR	ADR	404280406	4,003	105,060	SH	SOLE			105,060
AMERICAN EXPRESS COMPANY	COM	025816109	3,974	84,240	SH	SOLE			84,240
ENSCO PLC			ADR	29358Q109	3,946	84,100	SH	SOLE			84,100
TARGET CORP			COM	87612E106	3,916	76,450	SH	SOLE			76,450
ECOLAB INC			COM	278865100	3,597	62,214	SH	SOLE			62,214
FRANKLIN RESOURCES		COM	354613101	3,542	36,870	SH	SOLE			36,870
SPECTRA ENERGY CORP		COM	847560109	3,355	109,120	SH	SOLE			109,120
FLOWSERVE CORP			COM	34354P105	3,163	31,850	SH	SOLE			31,850
ITC HOLDINGS CORP		COM	465685105	2,732	36,010	SH	SOLE			36,010
AVON PRODUCTS			COM	054303102	2,728	156,180	SH	SOLE			156,180
HOSPIRA INC			COM	441060100	2,694	88,700	SH	SOLE			88,700
BP P.L.C.			ADR	055622104	2,222	52,000	SH	SOLE			52,000
ALERE INC			COM	01449J105	2,081	90,140	SH	SOLE			90,140
WEATHERFORD INTERNATIONAL	COM	H27013103	2,058	140,600	SH	SOLE			140,600
TEVA PHARMACEUTICAL INDUSTRIES 	ADR	881624209	1,780	44,100	SH	SOLE			44,100
VERISK ANALYTICS INC - CLASS A	COM	92345Y106	710	17,700	SH	SOLE			17,700
BERKSHIRE HATHAWAY INC-CL B	COM	084670702	406	5,320	SH	SOLE			5,320


GRAND TOTALS						293,514	5,812,069



